FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Derivative instrument 1.38% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.38%
Derivative instrument 0.37% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	0.37%
Derivative instrument 1.22% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.22%
Derivative instrument 1.03% fixed rate
Derivative [Line Items]
Notional principal	$ 35,000
Fixed Interest Rate	1.03%
Derivative instrument 1.22% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.22%
Derivative instrument 1.39% fixed rate
Derivative [Line Items]
Notional principal	$ 75,000
Fixed Interest Rate	1.39%
Derivative instrument 1.38% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.38%
Derivative instrument 0.35% fixed rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	0.35%
Derivative instrument 2.15% fixed rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	2.15%
Derivative instrument 1.91% fixed rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	1.91%
Derivative instrument 3.28% fixed rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	3.28%
Derivative instrument 0.95% fixed rate
Derivative [Line Items]
Notional principal	$ 181,000
Fixed Interest Rate	0.95%
Derivative instrument 1.26% fixed rate
Derivative [Line Items]
Notional principal	$ 100,000
Fixed Interest Rate	1.26%